Summary of Movement of Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less: current portion	$ 709,667	$ 711,667
Total non-current portion	1,064,499	1,245,416
Total non-current portion	1,064,499	1,245,416
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	1,957,083
Initial recognition as per Second Amended CAA		2,135,000
Ending balance	1,774,166	1,957,083
Benefit	(182,917)	(177,917)
Less: current portion	(709,667)	(711,667)
Total non-current portion	1,064,499	1,245,416
Total non-current portion	1,064,499	1,245,416
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	1,091,772		1,393,131
Initial recognition as per Second Amended CAA		1,091,772
Ending balance	958,113	1,091,772
Benefit	(133,659)		(1,393,131)
Less: current portion	(414,868)	(433,968)
Total non-current portion	543,245	657,804
Total non-current portion	543,245	657,804
ASC460 and ASC326 Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	3,048,855		1,393,131
Initial recognition as per Second Amended CAA		3,226,772
Ending balance	2,732,279	3,048,855
Benefit	(316,576)	(177,917)	(1,393,131)
Less: current portion	(1,124,535)	(1,145,635)
Total non-current portion	1,607,744	1,903,220
Total non-current portion	$ 1,607,744	$ 1,903,220